Derivative Instruments - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Oct. 01, 2010 Cash flow hedging Interest rate contract USD ($)	Jul. 31, 2007 Cash flow hedging Interest rate contract USD ($)	Dec. 31, 2012 Discovery Offshore Warrants NOK	Dec. 31, 2011 Discovery Offshore Warrants NOK
Class of Warrant or Right [Line Items]
Number of shares of Discovery Offshore stock purchasable by warrants			5,000,000
Strike Price (NOK)			11.50	11.50
Minimum exercisable stock price per share of Discovery Offshore stock in NOK			23.00	23.00
Number of consecutive trading days for determining exercisability			30 days
Discovery Offshore stock price in NOK			13.00	8.50
Derivative, zero cost LIBOR collar (in dollars)		$ 300.0
Cash paid interest rate contract settlement (in dollars)	$ 3.4
Derivative, interest rate ceiling		5.75%
Derivative, interest rate floor		4.99%